Neuberger Berman Equity Funds® (“Equity Funds”)
Neuberger Berman Large Cap Growth Fund
Neuberger Berman Real Estate Fund
Neuberger Berman ETF Trust® (“ETFs”)
Neuberger Berman Global Real Estate ETF

Supplement to the Summary Prospectuses and Prospectuses of Neuberger Berman Large Cap Growth Fund, Neuberger Berman Real Estate Fund and Neuberger Berman Global Real Estate ETF, each dated December 18, 2023

Effective immediately, Mr. Raman Gambhir has been added as an Associate Portfolio Manager of the Neuberger Berman Large Cap Growth Fund (“Large Cap Growth Fund”) and Archena Alagappan has been added as an Associate Portfolio Manager of the Neuberger Berman Real Estate Fund (“Real Estate Fund”) and Neuberger Berman Global Real Estate ETF (“Global Real Estate ETF”).

As such, effective immediately:

1.	The “Portfolio Managers” section of the Large Cap Growth Fund’s Summary Prospectuses and Prospectuses is deleted and replaced with the following:

The Fund is managed by Charles Kantor (Managing Director of the Manager), Marc Regenbaum (Managing Director of the Manager) and Raman Gambhir (Managing Director of the Manager). Mr. Kantor has managed the Fund since October 2015. Mr. Regenbaum joined as an Associate Portfolio Manager in February 2017 and became Portfolio Manager in December 2020. Mr. Gambhir became an Associate Portfolio Manager in April 2024.

2.	The “Portfolio Managers” section of the Real Estate Fund’s Summary Prospectuses and Prospectuses is deleted and replaced with the following:

The Fund is managed by Steve Shigekawa (Managing Director of the Manager), Brian C. Jones, CFA (Managing Director of the Manager) and Archena Alagappan (Senior Vice President of the Manager). Messrs. Shigekawa and Jones have been Portfolio Managers of the Fund since 2008. Mr. Shigekawa was an Associate Portfolio Manager of the Fund from 2005 to 2008. Ms. Alagappan became an Associate Portfolio Manager in April 2024.

3.	The “Portfolio Managers” section of the Global Real Estate ETF’s Summary Prospectus and Prospectus is deleted and replaced with the following:

The Fund is managed by Steve Shigekawa (Managing Director of the Manager), Brian C. Jones, CFA (Managing Director of the Manager), Anton Kwang, CFA (Portfolio Manager) and Archena Alagappan (Senior Vice President of the Manager). Messrs. Shigekawa, Jones and Kwang have managed the predecessor fund since its inception in 2014. Ms. Alagappan became an Associate Portfolio Manager in April 2024.

4.	The following is added to the “Management of the Fund - Portfolio Managers” section of the Large Cap Growth Fund’s Prospectuses:

Raman Gambhir is a Managing Director of the Manager. He joined the firm in 2015 and has been an Associate Portfolio Manager of the Fund since April 2024.

5.	The following is added to the “Management of the Fund - Portfolio Managers” section of the Real Estate Fund’s and Global Real Estate ETF’s Prospectuses:

Archena Alagappan is a Senior Vice President of the Manager. She joined the firm in 2022 and has been an Associate Portfolio Manager of the Fund since April 2024.

The date of this supplement is April 1, 2024.

Please retain this supplement for future reference.

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